Narrative (Details) (USD $)	0 Months Ended		12 Months Ended
	Sep. 28, 2012 acre	Oct. 09, 2007	Dec. 31, 2012 acre T	Dec. 31, 2011 acre	Dec. 31, 2010 acre
Property, Plant and Equipment [Line Items]
Number of acres acquired	30,000			1,400
Payments to Acquire Timberlands	$ 20,500,000	$ 400,000,000		$ 1,000,000
Payments to acquire rights to future lease payments	2,000,000
Timberland, Estate for Years Acres Paid	14,400
Number of acquired acres requiring future payments			8,300
Estimated net present value of future liabilities			1,200,000
Timberland, acres sold			6,020	1,130	1,170
Timberland, acres sold, value			10,972,440	1,740,586	2,267,887
Basis of timberland sold			7,187,733	1,172,241	1,392,900
Timberland managed			288,800
Area of timberland held in fee-simple interests			246,300
Land held in leasehold interests			42,500
Real estate merchantable timber inventory			10,100,000
Real estate merchantable timber inventory, pulpwood (in tons)			6,000,000
Real estate merchantable timber inventory, chip-n-saw (in tons)			2,100,000
Real estate merchantable timber inventory, sawtimber (in tons)			2,000,000
Below-market lease assets			115,399	333,178
Below Market Leases
Property, Plant and Equipment [Line Items]
Below-market lease amortization			$ 200,000	$ 200,000
Below-market lease assets remaining weighted-average amortization period			3 years
Land owned fee simple
Property, Plant and Equipment [Line Items]
Timberland, Estate for Years Acres Paid	12,400
Long-Term Operating Lease
Property, Plant and Equipment [Line Items]
Timberland, Estate for Years Acres Paid	2,000